SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of antidilutive securities excluded from the computation of earnings
	December 31,	December 31,
	2025	2024
Stock options	75,998	43,035
Warrants	466,263	7,772
	542,261	50,807